Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	3.99650%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,488,952.85

Principal:
Principal Collections	$18,738,450.69
Prepayments in Full	$10,931,443.86
Liquidation Proceeds	$386,147.60
Recoveries	$55,004.01
Sub Total	$30,111,046.16
Collections	$33,599,999.01

Purchase Amounts:
Purchase Amounts Related to Principal	$7,108.47
Purchase Amounts Related to Interest	$34.76
Sub Total	$7,143.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,607,142.24

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,607,142.24
Servicing Fee	$664,049.22	$664,049.22	$0.00	$0.00	$32,943,093.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,943,093.02
Interest - Class A-2a Notes	$599,186.01	$599,186.01	$0.00	$0.00	$32,343,907.01
Interest - Class A-2b Notes	$337,545.73	$337,545.73	$0.00	$0.00	$32,006,361.28
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$30,875,361.28
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$30,663,094.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,663,094.61
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$30,552,038.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,552,038.28
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$30,552,038.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,552,038.28
Regular Principal Payment	$33,038,401.85	$30,552,038.28	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,607,142.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,552,038.28
Total					$30,552,038.28

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,314,506.96	$87.79	$599,186.01	$2.72	$19,913,692.97	$90.51
Class A-2b Notes	$11,237,531.32	$87.79	$337,545.73	$2.64	$11,575,077.05	$90.43
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30,552,038.28	$29.02	$2,391,054.74	$2.27	$32,943,093.02	$31.29

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$180,206,317.56	0.8191196	$160,891,810.60	0.7313264
Class A-2b Notes	$104,847,312.03	0.8191196	$93,609,780.71	0.7313264
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$749,683,629.59	0.7122005	$719,131,591.31	0.6831760

Pool Information
Weighted Average APR	5.257%	5.267%
Weighted Average Remaining Term	48.40	47.66
Number of Receivables Outstanding	23,806	23,144
Pool Balance	$796,859,061.12	$766,427,136.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$766,786,117.17	$737,697,877.11
Pool Factor	0.7266535	0.6989027

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$28,729,258.89
Targeted Overcollateralization Amount	$49,781,908.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,295,544.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$368,774.50
(Recoveries)		8	$55,004.01
Net Loss for Current Collection Period			$313,770.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4725%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3219%
Second Prior Collection Period			0.2890%
Prior Collection Period			0.3671%
Current Collection Period			0.4817%
Four Month Average (Current and Prior Three Collection Periods)			0.3649%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		392	$1,502,093.96
(Cumulative Recoveries)			$67,069.96
Cumulative Net Loss for All Collection Periods			$1,435,024.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1309%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,831.87
Average Net Loss for Receivables that have experienced a Realized Loss			$3,660.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	119	$5,210,576.21
61-90 Days Delinquent	0.12%	22	$897,689.42
91-120 Days Delinquent	0.02%	4	$116,204.32
Over 120 Days Delinquent	0.02%	4	$152,317.31
Total Delinquent Receivables	0.83%	149	$6,376,787.26

Repossession Inventory:
Repossessed in the Current Collection Period		10	$480,311.03
Total Repossessed Inventory		17	$905,354.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1058%
Prior Collection Period			0.0882%
Current Collection Period			0.1296%
Three Month Average			0.1079%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1522%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$1,946,406.64
2 Months Extended	62	$2,969,663.39
3+ Months Extended	14	$578,271.71

Total Receivables Extended	120	$5,494,341.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer